Government Bonds and Other Assets - Additional Information (Detail) $ in Thousands		3 Months Ended	9 Months Ended
	Nov. 20, 2020 MXN ($)	Mar. 31, 2024 MXN ($)	Sep. 30, 2024 MXN ($) serie	Sep. 30, 2023 MXN ($)	Dec. 31, 2023 MXN ($) serie	Nov. 19, 2020 MXN ($)
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Long-term debt, net of current portion			$ 1,551,413,983		$ 1,317,248,763
Financial arrangement, term	3 years
Mexican Government
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Interest income			4,328,054	$ 6,760,491
Government Bonds
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Principal amount of debt			41,048,353		58,741,483	$ 128,786,611
Long-term debt, net of current portion			41,343,314		59,364,989	$ 95,597,610
Fair value of the transferred assets			42,035,790		62,731,992
Fair value of associated financial liabilities			42,035,806		49,317,793
Fair value of transferred financial assets and associated financial liabilities, net			(16)		13,414,199
Interest		$ 623,506	$ 294,961
Government Bonds | Sixteen Series of Development Bonds
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Number of series of development bonds | serie			7
Financial assets at amortised cost			$ 42,939,002
Government Bonds | Seventeen Series of Development Bonds
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Notional amount					$ 63,875,778
Number of series of development bonds | serie					12
Government Bonds | Financing income
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Interest income			$ 3,808,304	$ 5,791,844
Government Bonds | Three Year Financing Arrangement
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Notional amount	$ 95,597,610
Interest rate	8.56275%